Income Before Income Taxes (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Income Loss From Continuing Operations Before Income Taxes Minority Interest By Jurisdiction [Abstract]
PRC	$ 2,282,153	13,815,469	12,537,331	8,217,522
Non-PRC	(269,332)	(1,630,453)	(571,894)	(408,343)
Income before income taxes	$ 2,012,821	12,185,016	11,965,437	7,809,179